JPMorgan Trust I

270 Park Avenue

New York, New York 10017

September 18, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”), on behalf of
the Funds (the “Funds”)
listed in Appendix A hereto
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectus for the Funds dated February 28, 2013. The purpose of this filing is to submit the XBRL information from the 497 filing dated September 3, 2013 for the Funds.

Please contact the undersigned at 212-648-0472 if you have any questions concerning this filing.

Very truly yours,

/s/ Gregory S. Samuels

Gregory S. Samuels

Assistant Secretary

cc: Vincent Di Stefano

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Equity Fund

JPMorgan Intrepid International Fund

Exhibit Index

Exhibit Number	Description
EX-101.INS XBRL	Instance Document
EX-101.SCH XBRL	Taxonomy Extension Schema Document
EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase
EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase